Accrued Expenses (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued goods and services received, not invoiced	$ 22.2	$ 7.7
Accrued payroll and bonus	8.6	6.2
Other accrued expenses	50.0	31.7
Total	$ 80.8	$ 45.6